INTERIM CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock shares authorized	500,000,000	500,000,000
Common stock shares issued	200,774,840	169,397,030
Common stock shares outstanding	200,774,840	169,397,030